Derivative Financial Instruments (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative financial instrument according to type of hedge[ Abstract]
Expected unrealized loss on cash flow hedges to be reclassified in the next twelve months	$ (30)
The maximum term of cash flow hedge	3 years 10 months 24 days
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	$ 1,973	$ 2,251	$ 1,238
Liability Derivatives	1,073	975	619
Cash Flow Hedge [Member] | Pay-fixed Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 15,000
Average Maturity	3 years 10 months 24 days
Fair Value	$ 105
No Hedge Designation [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 222,740	$ 187,092	$ 126,271
Average Maturity	3 years 6 months	4 years 4 months 24 days	3 years 8 months 12 days
Fair Value	$ 795	$ 1,276	$ 619
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	1,868	2,251
Liability Derivatives	1,073	975
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 36,580	$ 26,658	$ 20,581
Average Maturity	1 month 6 days	1 month 6 days	1 month 6 days
Fair Value	$ 769	$ 646	$ 550
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 74,750	$ 61,954	$ 46,320
Average Maturity	1 month 6 days	1 month 6 days	1 month 6 days
Fair Value	$ 26	$ 630	$ 69
No Hedge Designation [Member] | Pay-fixed Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 52,586	$ 46,121
Average Maturity	7 years 1 month 6 days	8 years 7 months 6 days
Fair Value	$ 52	$ 249
No Hedge Designation [Member] | Pay-variable Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 52,586	$ 46,121
Average Maturity	7 years 1 month 6 days	8 years 7 months 6 days
Fair Value	$ (52)	$ (249)
No Hedge Designation [Member] | Purchased Options [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 3,119	$ 3,119	$ 2,098
Average Maturity	3 years 9 months 18 days	4 years 6 months	5 years 8 months 12 days
Fair Value	$ 277	$ 238	$ 122
No Hedge Designation [Member] | Written Options [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 3,119	$ 3,119	$ 2,098
Average Maturity	3 years 9 months 18 days	4 years 6 months	5 years 8 months 12 days
Fair Value	$ (277)	$ (238)	$ (122)
Other Assets [Member] | Designated as Hedging Instrument [Member] | Pay-fixed Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	105	0
Other Assets [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	769	646	550
Other Assets [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	26	630	69
Other Assets [Member] | No Hedge Designation [Member] | Pay-fixed Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	424	493
Other Assets [Member] | No Hedge Designation [Member] | Pay-variable Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	372	244
Other Assets [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	277	238	122
Other Assets [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	0	0	0
Other Liabilities [Member] | Designated as Hedging Instrument [Member] | Pay-fixed Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Pay-fixed Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	372	244
Other Liabilities [Member] | No Hedge Designation [Member] | Pay-variable Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	424	493
Other Liabilities [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	$ 277	$ 238	$ 122